Taxes - Schedule of detailed information about tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax recovery	$ 0	$ 2,813
Deferred income tax (expense) recovery	(17,063)	17,867
Total	$ (17,063)	$ 20,680